Employee Benefits Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Employee contributions matched by employer (as a percent)	3.00%
Additional employee contributions matched by employer (as a percent)	3.00%
Maximum employee contributions matched by employer (as a percent)	4.50%
Contribution 401(K) expense	$ 32	$ 31	$ 32
Contribution expense	$ 31	$ 29	$ 22